SUPPLEMENT DATED MAY 1, 2026
                     TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE SEPARATE ACCOUNT
                     PolarisAmerica Variable Annuity

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                    FS VARIABLE SEPARATE ACCOUNT
                  Polaris Choice III Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about May 1, 2026, the Columbia Variable Portfolio - Large Cap
 Growth Fund is renamed the Columbia Variable Portfolio - Cornerstone Growth Fund (the "Fund"). Accordingly, all references to "Columbia Variable Portfolio
- Large Cap Growth Fund" in the prospectuses are replaced with "Columbia Variable Portfolio - Cornerstone Growth Fund."

Additional information regarding the Fund, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.